Note 3 - Investment Securities Available for Sale - 10Q (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 48,389	$ 52,562	$ 61,179
Gross Unrealized Gains	267	849	1,098
Gross Unrealized Losses	(436)	(86)	(200)
Fair Value	48,220	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	40,389	44,562	35,590
Gross Unrealized Gains	261	849	1,033
Gross Unrealized Losses	(405)	(18)	(10)
Fair Value	40,245	45,393	36,613
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	8,000	8,000	6,000
Gross Unrealized Gains	6
Gross Unrealized Losses	(31)	(68)	(190)
Fair Value	$ 7,975	$ 7,932	$ 5,810